Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Operating Activities:
Net Income	$ 264,431	$ 247,350
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	175,854	167,167
Change in deferred taxes, net	(52,797)	(3,459)
Stock Option Compensation Expense	4,478	6,174
Dividend income from equity method investees	(3,797)	32,399
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(109,125)	(62,915)
Inventories, net	(93,321)	(111,648)
Prepaid expenses, other current and non-current assets	119,698	(26,831)
Accounts payable, accrued expenses and other current and non-current liabilities	129,948	(180,308)
Income tax payable	(17,171)	20,756
Net cash provided by (used in) operating activities	447,270	112,294
Investing Activities:
Purchases of property, plant and equipment	(201,196)	(199,631)
Proceeds from sale of property, plant and equipment	3,579	2,480
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(21,896)	(137,157)
Proceeds from divestitures	10,678	2,381
Net cash (used in) provided by investing activities	(208,835)	(331,927)
Financing Activities:
Increase (decrease) of accounts receivable securitization program	(156,250)	68,000
Proceeds from exercise of stock options	16,451	5,807
Distributions to noncontrolling interests		52,157
Contributions from noncontrolling interests	11,171	13,402
Net cash (used in) provided by financing activities	(237,289)	116,211
Effect of exchange rate changes on cash and cash equivalents	(12,079)	(5,228)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(10,933)	(108,650)
Cash and cash equivalents at beginning of period	633,855	682,777
Cash and cash equivalents at end of period	622,922	574,127
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income	1,109	1,103
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties	19,211	(19,214)
Accounts payable, accrued expenses and other current and non-current liabilities	(17,938)	(17,938)
Income tax payable	632	628
Net cash provided by (used in) operating activities	3,014	3,007
Financing Activities:
Long-term debt and capital lease obligations, net	(3,015)	(3,007)
Net cash (used in) provided by financing activities	(3,015)	(3,007)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(1)	0
Cash and cash equivalents at beginning of period		0
Cash and cash equivalents at end of period	0	0
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income	209,548	205,462
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(182,438)	(124,293)
Depreciation and amortization	139	168
Change in deferred taxes, net	(6,791)	(5,141)
(Gain) loss on sale of fixed assets and investments		0
Stock Option Compensation Expense	3,170	6,174
Dividend income from equity method investees	0	(43,389)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	(2,873)	27,932
Accounts receivable from/payable to related parties	(74,066)	(68,641)
Accounts payable, accrued expenses and other current and non-current liabilities	33,752	(1,925)
Income tax payable	(6,739)	8,954
Net cash provided by (used in) operating activities	(26,312)	283,874
Investing Activities:
Purchases of property, plant and equipment	82	0
Proceeds from sale of property, plant and equipment		0
Disbursements of loans to related parties	(562)	88,773
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	0	63,444
Net cash (used in) provided by investing activities	(624)	(152,217)
Financing Activities:
Short-term borrowings, net	20,607	(60)
Long-term debt and capital lease obligations, net	(6,757)
Proceeds from exercise of stock options	(13,536)	(5,266)
Net cash (used in) provided by financing activities	27,386	(131,754)
Effect of exchange rate changes on cash and cash equivalents	(520)	377
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(70)	280
Cash and cash equivalents at beginning of period	117	13
Cash and cash equivalents at end of period	47	293
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income	4,729	3,821
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	12,031	13,209
Change in deferred taxes, net	2,315	1,004
(Gain) loss on sale of fixed assets and investments	24	(48)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(3,247)	10,600
Inventories, net	(2,680)	(26,758)
Prepaid expenses, other current and non-current assets	(1,576)	(28,285)
Accounts receivable from/payable to related parties	50,864	(126,606)
Accounts payable, accrued expenses and other current and non-current liabilities	21,419	23,947
Net cash provided by (used in) operating activities	83,879	124,096
Investing Activities:
Purchases of property, plant and equipment	9,634	28,346
Proceeds from sale of property, plant and equipment	(68)
Disbursements of loans to related parties		128
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	565	1,216
Net cash (used in) provided by investing activities	(10,131)	(29,434)
Financing Activities:
Short-term borrowings, net	(74,104)	(93,960)
Net cash (used in) provided by financing activities	(74,104)	(93,960)
Effect of exchange rate changes on cash and cash equivalents	(636)	6
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(992)	708
Cash and cash equivalents at beginning of period	5,722	4,490
Cash and cash equivalents at end of period	4,730	5,198
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income	10,067	143,144
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(159,299)	(154,698)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	188,956	(25,230)
Accounts receivable from/payable to related parties	44,936	1,109
Accounts payable, accrued expenses and other current and non-current liabilities	1,228	(455)
Income tax payable	(97,229)	(7,528)
Net cash provided by (used in) operating activities	(11,341)	(45,876)
Investing Activities:
Disbursements of loans to related parties	83,618	63,712
Net cash (used in) provided by investing activities	83,618	(63,712)
Financing Activities:
Long-term debt and capital lease obligations, net	(72,277)	109,588
Net cash (used in) provided by financing activities	(72,277)	109,588
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	0
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income	385,415	179,824
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	171,876	162,641
Change in deferred taxes, net	(49,326)	6,310
(Gain) loss on sale of fixed assets and investments	1,033	854
Dividend income from equity method investees	3,797	10,990
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(105,878)	(73,804)
Inventories, net	(89,059)	(104,322)
Prepaid expenses, other current and non-current assets	(64,825)	5,543
Accounts receivable from/payable to related parties	(12,280)	214,030
Accounts payable, accrued expenses and other current and non-current liabilities	91,831	(183,359)
Income tax payable	77,633	36,852
Net cash provided by (used in) operating activities	403,931	(194,481)
Investing Activities:
Purchases of property, plant and equipment	197,381	179,465
Proceeds from sale of property, plant and equipment	(3,491)	2,352
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	21,331	136,985
Proceeds from divestitures	(10,678)	2,381
Net cash (used in) provided by investing activities	(204,543)	(311,717)
Financing Activities:
Short-term borrowings, net	65,841	171,121
Long-term debt and capital lease obligations, net	(59,997)	186,922
Increase (decrease) of accounts receivable securitization program	(156,250)	(68,000)
Proceeds from exercise of stock options	(2,915)	(541)
Distributions to noncontrolling interests	62,015
Contributions from noncontrolling interests	11,171
Net cash (used in) provided by financing activities	(198,335)	408,928
Effect of exchange rate changes on cash and cash equivalents	(10,923)	(5,611)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(9,870)	(102,881)
Cash and cash equivalents at beginning of period	628,015	672,206
Cash and cash equivalents at end of period	618,145	569,325
Combining Adjustment [Member]
Operating Activities:
Net Income	(346,437)	(286,004)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	341,737	278,991
Depreciation and amortization	(8,192)	(8,851)
Change in deferred taxes, net	1,005	(5,632)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	0
Inventories, net	(1,582)	19,432
Prepaid expenses, other current and non-current assets	16	(6,791)
Accounts receivable from/payable to related parties	(636)	(23,481)
Accounts payable, accrued expenses and other current and non-current liabilities	(344)	(578)
Income tax payable	8,532	(18,150)
Net cash provided by (used in) operating activities	(5,901)	(58,326)
Investing Activities:
Purchases of property, plant and equipment	(5,901)	(8,180)
Disbursements of loans to related parties	(83,056)	(152,485)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	0	(64,488)
Proceeds from divestitures		0
Net cash (used in) provided by investing activities	(77,155)	225,153
Financing Activities:
Long-term debt and capital lease obligations, net	83,056	(152,485)
Net cash (used in) provided by financing activities	83,056	(173,584)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	0	(6,757)
Cash and cash equivalents at beginning of period	0	6,068
Cash and cash equivalents at end of period	$ 0	$ (689)